Employee Benefit Plans - Schedule of Assumptions to Estimate Fair Value of PRSUs on Weighted Average Basis (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	37.74%	29.63%	34.66%	28.37%
Risk-free interest rate	1.06%	1.47%	0.84%	1.95%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Performance Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	40.70%
Risk-free interest rate	0.50%
Dividend yield	0.00%